Western Asset Management U.S. Government Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Intermediate Government Bond Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.50%	0.64%	1.76%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.07%	0.59%	1.82%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	6.81%	0.35%	1.57%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	6.91%	0.45%	1.67%